Investor A C and Institutional [Member] Average Annual Total Returns - Investor A, C and Institutional		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.58%	0.06%	2.44%
Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.10%	3.67%	4.97%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.41%	1.82%	3.94%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.15%	(0.15%)	2.02%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.23%	0.54%	2.19%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.19%	1.56%	3.58%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.38%	2.60%	4.45%

[1]	The Fund has added this broad-based index in response to regulatory requirements.
[2]	The Fund no longer compares its performance to the Morningstar LSTA Leveraged Loan Index, Bloomberg Global High Yield 100% Hedged USD Index, Bloomberg U.S. CMBS Investment Grade Index, and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified in standalone benchmark comparisons.